UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA		91203
(Address of principal executive offices)		(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1.              Schedule of Investments (filed herewith).

Statement of Investments

as of March 31, 2007 (unaudited)

Pacific Advisors Government Securities Fund

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
COMMON STOCK
INFORMATION TECHNOLOGY			2.69
SYSTEMS: SOFTWARE
4,000	MICROSOFT	111,480
		111,480	2.69
TELECOMMUNICATION SERVICES			1.80
INTG TELECOMM SRVCS
5,000	CITIZENS COMMUNICATIONS CO.	74,750
		74,750	1.80
UTILITIES			3.95
ELECTRIC UTILITIES
4,000	PPL CORPORATION	163,600
		163,600	3.95
TOTAL COMMON STOCK (Cost: $262,790)		349,830	8.44

US GOVT SECURITIES
US GOVERNMENT AGENCY			82.09
25,000	FED HOME LN MTG CORP 5.00% 01/17/12	24,720
500,000	FED HOME LN MTG CORP 5.00% 12/23/11	494,508
50,000	FED HOME LN MTG CORP 5.25% 02/18/14	49,304
100,000	FED HOME LN MTG CORP 5.25% 04/25/12	99,224
100,000	FED HOME LN MTG CORP 5.33% 09/03/13	99,028
65,000	FED HOME LN MTG CORP 5.35% 01/27/15	64,144
45,000	FED HOME LN MTG CORP 5.35% 02/05/15	44,386
100,000	FED HOME LN MTG CORP 5.45% 08/09/13	99,292
50,000	FED HOME LN MTG CORP 5.50% 12/30/14	49,484
150,000	FED HOME LN MTG CORP 6.125% 12/01/15	149,905
50,000	FED HOME LN MTG CORP 5.00% 12/15/17 STEP	49,544
70,000	FED HOME LOAN BANK 4.30% 05/05/09	69,059
37,500	FED HOME LOAN BANK 4.55% 5/26/09	37,121
100,000	FED HOME LOAN BANK 5.23% 09/01/11	99,443
44,912	FED HOME LOAN BANK 5.24% 12/17/12	44,545
115,000	FED HOME LOAN BANK 5.35% 05/09/12	114,299
550,909	FED HOME LOAN BANK 5.35% 12/24/12	547,351
100,000	FED HOME LOAN BANK 5.50% 12/08/09	99,913
50,000	FED NATL MTG ASSOC. 5.25% 01/28/13	49,606
535,000	FED NATL MTG ASSOC. 5.25% 01/28/13	530,913
200,000	FED NATL MTG ASSOC. 5.25% 12/26/12	198,516
48,000	FED NATL MTG ASSOC. 5.375% 08/23/12	47,739
30,000	FED NATL MTG ASSOC. 5.625% 02/28/12	29,996
112,000	FED NATL MTG ASSOC. 5.75% 11/07/17	111,172
100,000	FED NATL MTG ASSOC. 6.125% 08/28/14	100,041
100,000	FED NATL MTG ASSOC. 6.125% 03/21/16	100,020
		3,403,271	82.09
TOTAL US GOVT SECURITIES (Cost: $3,426,644)		3,403,272	82.09

PREFERRED STOCK
FINANCIALS			5.09
DIVERSIFIED BANKS
4,000	BARCLAYS BANK 6.625% PFD	106,200
		106,200	2.56
LIFE/HEALTH INSUR
4,000	METLIFE INC. 6.50% PFD	104,880
		104,880	2.53

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
TELECOMMUNICATION SERVICES			2.42
INTG TELECOMM SRVCS
4,000	AT&T INC. 6.375% PFD	100,320
		100,320	2.42
TOTAL PREFERRED STOCK (Cost: $300,000)		311,400	7.51

SHORT TERM INVESTMENTS
MONEY MARKET			1.09
45,051	UMB MONEY MARKET FIDUCIARY	45,051
		45,051	1.09
TOTAL SHORT TERM INVESTMENTS (Cost: $45,051)		45,051	1.09

TOTAL INVESTMENTS (Cost: $4,034,485)		4,109,553	99.13

OTHER ASSETS LESS LIABILITIES		36,004	0.87

TOTAL NET ASSETS		4,145,557	100.00

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Statement of Investments

as of March 31, 2007 (unaudited)

Pacific Advisors Income and Equity Fund

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			0.87
DISTRIBUTORS
1,000	GENUINE PARTS CO	49,000
		49,000	0.50
HOME IMPROVEMENT
1,000	HOME DEPOT, INC.	36,740
		36,740	0.37
CONSUMER STAPLES			2.17
HOUSEHOLD PRODUCTS
2,000	PROCTER & GAMBLE CO.	126,320
		126,320	1.28
PACKAGED FOODS
1,000	ALTRIA GROUP	87,810
		87,810	0.89
ENERGY			5.30
INTEGRATED OIL & GAS
1,000	BRITISH PETROLEUM	64,750
1,000	CONOCOPHILLIPS	68,350
1,000	MARATHON OIL CORP	98,830
1,000	OCCIDENTAL PETROLEUM	49,310
		281,240	2.85
OIL & GAS DRILLING
1,000	ENCANA	50,630
1,000	ULTRA PETROLEUM	53,130
		103,760	1.05
OIL & GAS EXPLR/PROD
1,000	APACHE CORP.	70,700
1,000	XTO ENERGY INC.	54,810
		125,510	1.27
OIL&GAS REF/MKT/TRAN
500	SPECTRA ENERGY CORP.	13,135
		13,135	0.13
FINANCIALS			7.52
DIVERSIFIED BANKS
4,000	BANK OF AMERICA	204,080
2,000	WACHOVIA CORP	110,100
		314,180	3.17
MULTI LINE INSURANCE
2,000	AMERICAN INT’L GROUP INC.	134,440
		134,440	1.36
PROPERTY & CAS INSURANCE
1,000	CHUBB CORP.	51,670
		51,670	0.52
REGIONAL BANKS
1,000	WILMINGTON TRUST CO	42,170
		42,170	0.43
THRIFTS&MTG FINANCE
5,000	WASHINGTON MUTUAL	201,900
		201,900	2.04

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
HEALTH CARE			4.22
PHARMACEUTICALS
2,000	GLAXOSMITHKLINE	109,601
3,000	JOHNSON & JOHNSON	180,780
5,000	PFIZER INC.	126,300
		416,681	4.22
INDUSTRIALS			3.43
AEROSPACE & DEFENSE
2,000	HONEYWELL INTERNATIONAL INC.	92,120
		92,120	0.93
INDUSTRIAL CONGLOMER
7,000	GENERAL ELECTRIC	247,520
		247,520	2.50
INFORMATION TECHNOLOGY			1.41
SYSTEMS: SOFTWARE
5,000	MICROSOFT	139,350
		139,350	1.41
MATERIALS			0.50
DIVERSIFIED CHEMICAL
1,000	E.I. DUPONT DE NEMOURS & CO.	49,430
		49,430	0.50
TELECOMMUNICATION SERVICES			1.91
INTG TELECOMM SRVCS
1,000	AT&T, INC	39,430
10,000	CITIZENS COMMUNICATIONS CO.	149,500
		188,930	1.91
UTILITIES			1.95
MULTI UTILITIES/POWR
1,000	DOMINION RESOURCES	88,770
1,000	DUKE ENERGY CORP.	20,290
1,000	PUBLIC SERVICE ENTERPRISE GROUP INC	83,040
		192,100	1.95
TOTAL COMMON STOCK (Cost: $2,512,280)		2,894,006	29.28

CORPORATE BONDS
CONSUMER DISCRETIONARY			9.74
BROADCAST & CABLE TV
419,000	LIBERTY MEDIA CORP 7.75% 07/15/09	438,558
		438,558	4.44
GENL MERCHANDISE STR
281,000	DAYTON HUDSON CO. 8.60% 01/15/12	319,833
		319,833	3.24
HOTELS, RESORTS
203,000	MARRIOTT CORP 9.375% 06/15/07	203,916
		203,916	2.06
CONSUMER STAPLES			2.35
BREWERS
225,000	ANHEUSER-BUSCH 7.125% 07/01/17	232,463
		232,463	2.35
ENERGY			4.86
143,000	ATLANTIC RICHFIELD 8.50% 04/01/12	164,393
125,000	ENRON OIL & GAS 6.50% 12/01/07	125,953
170,000	TEXACO CAPITAL 8.625% 06/30/10	190,318
		480,664	4.86

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
FINANCIALS			13.00
CONSUMER FINANCE
200,000	GMAC 6.125% 08/28/07	199,881
150,000	GMAC 6.15% 04/05/07	150,003
100,000	HOUSEHOLD FINANCE FLOAT 09/10/09	95,659
107,000	SLM FLOAT 03/15/09	105,531
		551,074	5.58
DIVERSIFIED FINANCL
50,000	CATERPILLAR FIN SERV 4.875% 06/15/07	49,947
100,000	DEUTSCHE BANK 5.75% 02/15/12	99,265
371,000	GENERAL ELECTRIC CAP 8.125% 05/15/12	419,724
50,000	GENERAL ELECTRIC CAP 8.875% 05/15/09	53,580
		622,516	6.30
INVESTMENT BANK/BRKG
112,000	MERRILL LYNCH FLOAT 04/15/08	111,179
		111,179	1.12
MATERIALS			1.01
DIVERSIFIED CHEMICAL
100,000	DOW CHEMICAL 5.00% 11/15/07	99,632
		99,632	1.01
TELECOMMUNICATION SERVICES			6.24
INTG TELECOMM SRVCS
100,000	ALLTEL CORP 7.00% 03/15/16	105,426
397,829	BELLSOUTH TELECOMMUN 6.30% 12/15/15	410,149
100,000	GTE CALIFORNIA INC. 5.50% 01/15/09	100,414
		615,989	6.24
UTILITIES			7.92
ELECTRIC UTILITIES
255,000	COMMONWEALTH EDISON 8.00% 05/15/08	258,015
232,000	SOUTH CAROLINA ELEC 6.70% 02/01/11	243,589
		501,604	5.07
GAS UTILITIES
150,000	PIEDMONT NATURAL GAS 7.80% 09/29/10	161,889
		161,889	1.64
MULTI UTILITIES/POWR
119,000	POTOMAC ELEC. POWER 5.875% 10/15/08	120,046
		120,046	1.21
TOTAL CORPORATE BOND (Cost: $4,457,529)		4,459,363	45.12

CONVERTIBLE CORPORATE BONDS
FINANCIALS			2.45
DIVERSIFIED BANKS
150,000	ABN AMRO BANK 18.00% 06/07/07	140,550
100,000	BARCLAYS BANK PLC 11.40% 04/23/07	101,980
		242,530	2.45
TOTAL CONVERTIBLE CORPORATE BONDS (Cost: $249,922)		242,530	2.45

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
US GOVT SECURITIES
US GOVERNMENT AGENCY			15.48
US GOVT SECURITIES
33,000	FED HOME LN MTG CORP 5.125% 03/10/14	32,458
100,000	FED HOME LN MTG CORP 5.80% 10/20/15	99,412
50,000	FED HOME LN MTG CORP 6.125% 12/01/15	49,968
100,000	FED HOME LOAN BANK 5.25% 06/15/09	99,767
100,000	FED HOME LOAN BANK 5.25% 10/27/10	99,563
50,000	FED HOME LOAN BANK 5.375% 09/07/12	49,728
100,000	FED HOME LOAN BANK 5.50% 09/07/10	100,055
100,000	FED HOME LOAN BANK 5.50% 12/07/09	99,948
200,000	FED HOME LOAN BANK 6.25% 04/25/16	200,073
50,000	FED NATL MTG ASSOC. 5.50% 08/03/16 STEP	49,829
100,000	FED NATL MTG ASSOC. 5.50% 11/17/14	99,237
100,000	FED NATL MTG ASSOC. 6.00% 09/25/14	99,983
250,000	FED NATL MTG ASSOC. 6.125% 08/28/14	250,103
100,000	FED NATL MTG ASSOC. 6.25% 03/22/17	100,182
100,000	FED NATL MTG ASSOC. 6.55% 08/23/21	100,028
		1,530,334	15.48
TOTAL US GOVT SECURITIES (Cost: $1,533,055)		1,530,334	15.48

PREFERRED STOCK
FINANCIALS			5.28
DIVERSIFIED BANKS
2,000	BAC TRUST VIII 6.00% PFD	49,800
2,000	BARCLAYS BK 6.625% PFD	53,100
5,000	HSBC HOLDINGS PLC 6.20% PFD A	126,200
		229,100	2.32
INVESTMENT BANK/BRKG
2,000	MERRILL LYNCH 6.45% PFD	50,280
2,000	MERRILL LYNCH 6.375% PFD	52,080
		102,360	1.04
LIFE/HEALTH INSUR
3,000	METLIFE INC. 6.50% PFD	78,660
2,500	PHOENIX COMPANIES INC. 7.45% PFD	62,550
		141,210	1.43
THRIFTS&MTG FINANCE
2,000	COUNTRYWIDE CAPITAL 7.00% PFD	48,960
		48,960	0.49
TELECOMMUNICATION SERVICES			0.51
INTG TELECOMM SRVCS
2,000	AT&T INC. 6.375% PFD	50,160
		50,160	0.51
UTILITIES			0.52
ELECTRIC UTILITIES
2,000	FPL GROUP CAPTL 6.60% PFD A	51,400
		51,400	0.52
TOTAL PREFERRED STOCK (Cost: $612,560)		623,190	6.31

SHORT TERM INVESTMENTS
MONEY MARKET			0.11
10,894	UMB MONEY MARKET FIDUCIARY	10,894
		10,894	0.11
TOTAL SHORT TERM INVESTMENTS (Cost: $10,894)		10,894	0.11

TOTAL INVESTMENTS (Cost: $9,376,240)		9,760,317	98.75

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets

OTHER ASSETS LESS LIABILITIES		123,639	1.25

TOTAL NET ASSETS		9,883,956	100.00

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Statement of Investments

as of March 31, 2007 (unaudited)

Pacific Advisors Balanced Fund

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			4.01
BROADCAST & CABLE TV
7,200	LIBERTY GLOBAL *	237,096
		237,096	0.57
MOVIES/ENTERTAINMENT
10,000	CBS CORP.	305,900
10,000	DISNEY	344,300
11,250	LIBERTY INTERACTIVE SERIES-A *	267,975
18,000	TIME WARNER	354,960
3,750	VIACOM INC. B *	154,163
		1,427,298	3.44
CONSUMER STAPLES			2.50
SOFT DRINKS
9,000	CADBURY SCHWEPPES	462,330
12,000	COCA-COLA	576,000
		1,038,330	2.50
ENERGY			11.51
INTEGRATED OIL & GAS
6,000	BRITISH PETROLEUM	388,500
8,000	CONOCOPHILLIPS	546,800
		935,300	2.25
OIL & GAS EQUIP/SERV
12,000	CAMERON INTERNATIONAL *	753,480
8,000	GRANT PRIDECO *	398,720
		1,152,200	2.77
OIL & GAS EXPLR/PROD
15,000	DEVON ENERGY CORP.	1,038,300
7,500	SUNCOR ENERGY INC	572,625
		1,610,925	3.88
OIL&GAS REF/MKT/TRAN
8,750	SPECTRA ENERGY CORP.	229,862
30,000	WILLIAMS COMPANIES INC.	853,800
		1,083,662	2.61
FINANCIALS			11.85
CONSUMER FINANCE
10,000	AMERICAN EXPRESS	564,000
		564,000	1.36
DIVERSIFIED BANKS
35,000	BANCO LATINAMERICANO DE EXPORTACIONES	582,400
		582,400	1.40
LIFE/HEALTH INSUR
7,500	METLIFE, INC.	473,625
		473,625	1.14
MULTI LINE INSURANCE
5	BERKSHIRE HATHAWAY INC. - CL A *	544,950
1,000	WHITE MOUNTAIN INSURANCE	566,500
		1,111,450	2.67
PROPERTY & CAS INSUR
8,000	CHUBB CORP.	413,360
		413,360	0.99

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
SPECIALIZED FINANCE
10,000	MOODYS CORPORATION	620,600
		620,600	1.49
THRIFTS&MTG FINANCE
6,000	FED HOME LN MTG ASSOC.	356,940
20,000	WASHINGTON MUTUAL	807,600
		1,164,540	2.80

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
HEALTH CARE			6.21
HEALTH CARE EQUIP
12,000	PERKIN ELMER	290,640
		290,640	0.70
PHARMACEUTICALS
15,000	BRISTOL-MYERS SQUIBB CO.	416,400
7,500	JOHNSON & JOHNSON	451,950
15,000	MYLAN LABORATORIES INC	317,100
3,000	PAR PHARMACEUTICAL INC. *	75,360
25,000	PFIZER INC.	631,500
8,000	WYETH	400,240
		2,292,550	5.51
INDUSTRIALS			9.25
AEROSPACE & DEFENSE
7,500	BOEING COMPANY	666,825
15,000	CUBIC CORP.	324,600
		991,425	2.38
AIR FREIGHT/SHIPPING
5,000	UNITED PARCEL SERV.	350,500
		350,500	0.84
COMMERCIAL PRINTING
5,000	R H DONNELLEY CORP *	354,450
		354,450	0.85
CONSTRUCTION & MACH
10,000	INGERSOLL-RAND	433,700
		433,700	1.04
DIVERSIFIED COML SRV
15,000	GATX CORPORATION	717,000
		717,000	1.72
INDUSTRIAL CONGLOMER
15,000	GENERAL ELECTRIC	530,400
15,000	TYCO INTERNATIONAL LTD.	473,250
		1,003,650	2.42
INFORMATION TECHNOLOGY			4.98
COMPUTER STORAGE/PER
10,000	SANDISK CORP.	438,000
		438,000	1.05
COMMUNICATIONS EQUIP
30,000	NOKIA CORP - ADR A	687,600
		687,600	1.65
DATA PROCESSING SRV
8,000	AUTOMATIC DATA PROCESSING	387,200
		387,200	0.94
SYSTEMS: SOFTWARE
20,000	MICROSOFT	557,400
		557,400	1.34
MATERIALS			4.05
DIVERSIFD METAL/MNG
4,000	RIO TINTO PLC	911,240
		911,240	2.19
STEEL
16,000	RELIANCE STEEL	774,400
		774,400	1.86

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
UTILITIES			1.98
ELECTRIC UTILITIES
10,000	ALLETE INC.	466,200
		466,200	1.12
MULTI UTILITIES/POWR
17,500	DUKE ENERGY CORP.	355,075
		355,075	0.86
TOTAL COMMON STOCK (Cost: $14,179,256)		23,425,816	56.34

CORPORATE BONDS
CONSUMER DISCRETIONARY			1.12
AUTO PARTS & EQUIP
100,000	BORG WARNER 8.00% 10/01/19	114,549
		114,549	0.28
GENL MERCHANDISE STR
178,000	DAYTON HUDSON CO. 8.60% 01/15/12	202,599
		202,599	0.49
HOME FURNISHINGS
143,000	WHIRLPOOL CORP 9.10% 02/01/08	146,870
		146,870	0.35
CONSUMER STAPLES			1.60
FOOD : RETAIL
345,000	SAFEWAY INC. 7.00% 09/15/07	347,348
		347,348	0.84
DISTILLERS & VINTNER
310,000	SEAGRAMS & SONS 7.00% 04/15/08	315,772
		315,772	0.76
ENERGY			6.18
INTEGRATED OIL & GAS
501,000	ATLANTIC RICHFIELD 9.125% 03/01/11	573,730
600,000	ENRON OIL & GAS 6.50% 12/01/07	604,576
245,000	PHILLIPS PETE 7.125% 03/15/28	251,651
		1,429,957	3.44
OIL & GAS EQUIP/SERV
100,000	COOPER INDUSTRIES 5.25% 07/01/07	99,841
		99,841	0.24
OIL & GAS EXPLR/PROD
255,000	BURLINGTON RESOURCES 6.40% 08/15/11	267,601
190,000	DEVON ENERGY COR 10.125% 11/15/09	210,402
		478,003	1.15
OIL&GAS REF/MKT/TRAN
253,000	KINDER MORGAN 6.50% 09/01/13	255,436
296,000	PREMCOR REFINING 7.50% 06/15/15	305,621
		561,057	1.35
FINANCIALS			9.35
CONSUMER FINANCE
100,000	GMAC 6.15% 04/05/07	100,002
209,000	GMAC 8.875% 06/01/10	220,285
258,000	HOUSEHOLD FINANCE CO FLOAT 03/10/09	247,327
625,000	JOHN DEERE CAPITAL 3.63% 05/25/07	623,391
		1,191,005	2.86
DIVERSIFIED BANKS
490,000	BANK OF AMERICA 6.50% 03/15/08	495,548
		495,548	1.19

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
DIVERSIFIED FINANCL
311,000	GENERAL ELECTRIC CAP 8.125% 05/15/12	351,844
		351,844	0.85
INVESTMENT BANK/BRKG
200,000	MERRILL LYNCH FLOAT 03/02/09	193,558
		193,558	0.47
LIFE/HEALTH INSUR
125,000	JOHN HANCOCK LIFE FLOAT 04/15/09	122,506
325,000	TRANSAMERICA CORP. 9.375% 03/01/08	333,775
		456,281	1.09
PROPERTY & CAS INSUR
435,000	OLD REPUBLIC INTL 7.00% 06/15/07	436,308
		436,308	1.05
SPECIALIZED FINANCE
250,000	INT'L LEASE FINANCE FLOAT 5.69% 07/11/11	251,808
505,000	NATIONAL RURAL UTIL 5.70% 01/15/10	512,666
		764,474	1.84
HEALTH CARE			1.16
HEALTH CARE EQUIP
380,000	MALLINCKRODT 6.50% 11/15/07	381,621
		381,621	0.92
MANAGED HEALTH CARE
100,000	CIGNA CORP. 7.40% 05/15/07	100,208
		100,208	0.24
INDUSTRIALS			0.77
AEROSPACE & DEFENSE
300,000	LOCKHEED MARTIN 8.20% 12/01/09	321,575
		321,575	0.77
INFORMATION TECHNOLOGY			0.26
COMPUTER HARDWARE
100,000	DIGITAL EQUIPMENT 7.75% 04/01/23	108,765
		108,765	0.26
MATERIALS			0.62
ALUMINUM
250,000	ALCOA 6.00% 01/15/12	257,069
		257,069	0.62
TELECOMMUNICATION SERVICES			6.15
INTG TELECOMM SRVCS
500,000	ALLTEL CORP 7.00% 03/15/16	527,130
1,313,000	GTE SOUTH INC. 6.00% 02/15/08	1,320,031
712,000	GTE SOUTH INC. 6.125% 06/15/07	712,800
		2,559,961	6.15
UTILITIES			3.82
ELECTRIC UTILITIES
240,000	CAROLINA POWER&LIGHT 6.80% 08/15/07	241,141
100,000	KENTUCKY UTILITIES 7.92% 05/15/07	100,251
		341,392	0.82
MULTI UTILITIES/POWR
125,000	BALT. GAS & ELEC 6.625% 03/15/08	126,485
200,000	FLORIDA PWR & LT 6.00% 06/01/08	201,608
250,000	NORTHWESTERN CORP 7.00% 08/15/23	251,250
220,000	PACIFICORP 6.375% 05/15/08	222,644

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
240,000	POTOMAC ELEC. POWER 5.875% 10/15/08	242,110
150,000	POTOMAC ELEC. POWER 6.25% 10/15/07	150,679
46,359	RELIANT ENER MID ATL 9.237% 07/02/17	51,459
		1,246,235	3.00
TOTAL CORPORATE BOND (Cost: $12,897,456)		12,901,840	31.03

CONVERTIBLE CORPORATE BONDS
FINANCIALS			0.72
DIVERSIFIED BANKS
300,000	BARCLAYS BANK PLC 10.75% 07/11/07	298,200
		298,200	0.72
TOTAL CONVERTIBLE CORPORATE BONDS (Cost: $300,000)		298,200	0.72

US GOVT SECURITIES
US GOVERNMENT AGENCY			5.29
US GOVERNMENT AGENCY
200,000	FED HOME LN MTG CORP 6.00% 02/08/17	199,458
175,000	FED HOME LN MTG CORP 6.125% 12/01/15	174,890
165,000	FED HOME LOAN BANK 5.00% 11/16/11 STEP	164,554
450,000	FED HOME LOAN BANK 5.51% 01/23/12	449,369
265,000	FED HOME LOAN BANK 5.70% 03/09/12	264,857
100,000	FED HOME LOAN BANK 6.00% 10/26/16 STEP	100,022
150,000	FED HOME LOAN BANK 6.00% 12/21/16	149,823
100,000	FED NATL MTG ASSOC. 5.00% 06/17/19 STEP	99,750
100,000	FED NATL MTG ASSOC. 5.00% 09/30/09 STEP	99,814
300,000	FED NATL MTG ASSOC. 6.00% 01/10/17	299,248
200,000	FED NATL MTG ASSOC. 6.00% 09/25/14	199,966
		2,201,751	5.29
TOTAL US GOVT SECURITIES (Cost: $2,204,282)		2,201,751	5.29

PREFERRED STOCK
TELECOMMUNICATION SERVICES			0.60
INTG TELECOMM SRVCS
10,000	AT&T INC. 6.375% PFD	250,800
		250,800	0.60
TOTAL PREFERRED STOCK (Cost: $249,938)		250,800	0.60

SHORT TERM INVESTMENTS
MONEY MARKET			1.26
521,875	UMB MONEY MARKET FIDUCIARY	521,875
		521,875	1.26
US TREASURY BILL			4.81
2,000,000	US TREASURY BILL 04/05/07	1,999,176
		1,999,176	4.81
TOTAL SHORT TERM INVESTMENTS (Cost: $2,520,837)		2,521,051	6.07

TOTAL INVESTMENTS (Cost: 32,351,769)		41,599,458	100.05

OTHER ASSETS LESS LIABILITIES		(19,023)	(0.05)

TOTAL NET ASSETS		41,580,435	100.00

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Statement of Investments

as of March 31, 2007 (unaudited)

Pacific Advisors Growth Fund

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			0.44
HOME IMPROVEMENT
500	HOME DEPOT, INC.	18,370
		18,370	0.44
CONSUMER STAPLES			2.80
PERSONAL PRODUCTS
2,000	CHATTEM INC. *	117,880
		117,880	2.80
ENERGY			25.78
INTEGRATED OIL & GAS
1,000	BRITISH PETROLEUM	64,750
1,500	CONOCOPHILLIPS	102,525
1,000	MARATHON OIL CORP	98,830
1,000	OCCIDENTAL PETROLEUM	49,310
		315,415	7.50
OIL & GAS DRILLING
1,000	ENCANA	50,630
1,000	ULTRA PETROLEUM *	53,130
		103,760	2.46
OIL & GAS EQUIP/SERV
1,500	CARBO CERAMICS INC.	69,825
1,000	FMC TECHNOLOGIES *	69,760
3,000	HORNBECK OFFSHORE SERVICES, INC. *	85,950
5,000	MITCHAM INDUSTRIES INC. *	73,250
		298,785	7.10
OIL & GAS EXPLR/PROD
2,000	APACHE CORP.	141,400
1,000	CHESAPEAKE ENERGY CORP.	30,880
1,000	XTO ENERGY INC.	54,810
		227,090	5.39
OIL&GAS REF/MKT/TRAN
4,000	KIRBY CORP *	139,920
		139,920	3.33
FINANCIALS			4.37
DIVERSIFIED BANKS
1,000	WACHOVIA CORP	55,050
		55,050	1.31
REGIONAL BANKS
3,500	EAST WEST BANCORP, INC.	128,695
		128,695	3.06
HEALTH CARE			26.84
HEALTH CARE EQUIP
500	BECTON DICKINSON	38,445
3,000	ST. JUDE MEDICAL INC *	112,830
2,000	ZIMMER HOLDINGS INC. *	170,820
		322,095	7.65
HEALTH CARE SERVICES
2,000	QUEST DIAGNOSTICS, INC.	99,740
		99,740	2.37

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
MANAGED HEALTH CARE
5,000	AMERICA SVC GROUP*	83,350
3,000	UNITED HEALTH GROUP INC.	158,910
2,750	WELLPOINT *	223,025
		465,285	11.06
PHARMACEUTICALS
1,000	GLAXOSMITHKLINE	55,260
2,000	JOHNSON & JOHNSON	120,520
3,100	NATURE’S SUNSHINE	36,456
1,200	PFIZER INC.	30,312
		242,548	5.76
INDUSTRIALS			10.21
AEROSPACE & DEFENSE
1,000	BOEING COMPANY	88,910
1,000	HONEYWELL INTERNATIONAL INC.	46,060
		134,970	3.23
CONSTRUCTION & MACH
3,000	CHICAGO BRIDGE&IRON	92,250
		92,250	2.19
INDUSTRIAL CONGLOMER
4,000	GENERAL ELECTRIC	141,440
		141,440	3.36
INDUSTRIAL MACHINERY
1,000	ITT INDUSTRIES	60,320
		60,320	1.43
INFORMATION TECHNOLOGY			8.73
COMMUNICATIONS EQUIP
2,500	CISCO SYSTEMS INC. *	63,825
1,500	QUALCOMM INC.	63,990
		127,815	3.04
COMPUTER STORAGE/PER
1,500	SEAGATE TECHNOLOGY	34,950
		34,950	0.83
ELECTRONIC EQ MANUF
2,000	ITRON INC. *	130,080
		130,080	3.09
SEMICONDUCTORS
1,000	INTEL CORPORATION	19,130
		19,130	0.45
SYSTEMS: SOFTWARE
2,000	MICROSOFT	55,740
		55,740	1.32
MATERIALS			6.35
FOREST PRODUCTS
1,000	LOUISIANA PACIFIC CORP.	20,060
		20,060	0.48
SPECIALTY CHEMICALS
3,000	LYONDELL CHEMICAL CO	89,910
		89,910	2.14
STEEL
5,000	COMMERCIAL METALS CO	156,750
		156,750	3.73

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
TELECOMMUNICATION SERVICES			1.78
INTG TELECOMM SRVCS
5,000	CITIZENS COMMUNICATIONS CO.	74,750
		74,750	1.78
TOTAL COMMON STOCK (Cost: $2,989,795)		3,672,798	87.30

SHORT TERM INVESTMENTS
MONEY MARKET			12.94
544,385	UMB MONEY MARKET FIDUCIARY	544,385
		544,385	12.94
TOTAL SHORT TERM INVESTMENTS (Cost: $544,385)		544,385	12.94

TOTAL INVESTMENTS (Cost: $3,534,180)		4,217,183	100.24

OTHER ASSETS LESS LIABILITIES		(10,214)	(0.24)

TOTAL NET ASSETS		4,206,969	100.00

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Statement of Investments

as of March 31, 2007 (unaudited)

Pacific Advisors Multi-Cap Value Fund

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			4.68
HOME IMPROVEMENT
11,500	HOME DEPOT,INC.	422,510
		422,510	2.96
RESTAURANTS
11,000	SONIC CORP *	245,080
		245,080	1.72
CONSUMER STAPLES			20.35
AGRICULTURAL PRODUCTS
13,200	ARCHER-DANIELS- MIDLAND	484,440
		484,440	3.39
FOOTWEAR
16,000	K-SWISS	432,320
		432,320	3.03
FOOD : RETAIL
8,500	WHOLE FOODS	381,225
8,500	UNITED NATURAL FOODS *	260,440
		641,665	4.49
HOUSEHOLD PRODUCTS
13,000	ALBERTO CULVER	297,440
		297,440	2.08
HYPERMKTS/SUPER CTRS
9,400	WAL-MART STORES INC.	441,330
		441,330	3.09
PERSONAL PRODUCTS
37,500	SALLYBEAUTY HOLDINGS *	344,625
		344,625	2.41
SOFT DRINKS
7,000	HANSON NATURAL *	265,160
		265,160	1.86
ENERGY			14.46
INTEGRATED OIL & GAS
6,000	CHEVRONTEXACO CORP	443,760
4,300	MARATHON OIL CORP	424,969
		868,729	6.09
OIL & GAS EQUIP/SERV
27,000	MITCHAM INDUSTRIES INC. *	395,550
		395,550	2.77
OIL & GAS EXPLR/PROD
5,500	APACHE CORP.	388,850
13,300	CHESAPEAKE ENERGY CORP.	410,704
		799,554	5.60
FINANCIALS			15.11
INVESTMENT BANK/BRKG
2,100	GOLDMAN SACHS GROUP INC	433,923
		433,923	3.04
DIVERSIFIED FINANCL
8,500	CITIGROUP INC.	436,390
		436,390	3.06
MULTI LINE INSURANCE
6,600	AMERICAN INT’L GROUP INC.	443,652
		443,652	3.11

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
SPECIALIZED FINANCE
20,000	WESTERN UNION	439,000
		439,000	3.07
THRIFTS&MTG FINANCE
10,000	WASHINGTON MUTUAL	403,800
		403,800	2.83
HEALTH CARE			11.02
HEALTH CARE EQUIP
23,000	BOSTON SCIENTIFIC CO *	334,420
		334,420	2.34
MANAGED HEALTH CARE
8,000	UNITED HEALTH GROUP INC.	423,760
		423,760	2.97
PHARMACEUTICALS
7,200	GLAXOSMITHKLINE	394,562
7,000	JOHNSON & JOHNSON	421,820
		816,382	5.71
INDUSTRIALS			15.67
AEROSPACE & DEFENSE
10,100	HONEYWELL INTERNATIONAL INC.	465,206
25,000	SAIC INC *	433,000
		898,206	6.29
INDUSTRIAL CONGLOMER
7,000	LUFKIN INDUSTRIES	393,260
6,000	MINN.MINING&MANU	458,580
15,500	TYCO INTERNATIONAL LTD.	489,025
		1,340,865	9.38
INFORMATION TECHNOLOGY			8.56
COMPUTER HARDWARE
17,000	DELL COMPUTER CORP. *	394,570
		394,570	2.76
SEMICONDUCTORS
22,000	INTEL CORPORATION	420,860
		420,860	2.95
SYSTEMS: SOFTWARE
14,600	MICROSOFT	406,902
		406,902	2.85
MATERIALS			2.20
STEEL
10,000	COMMERCIAL METALS CO	313,500
		313,500	2.20
TOTAL COMMON STOCK (Cost: $12,021,926)		13,144,633	92.05

SHORT TERM INVESTMENTS
MONEY MARKET			8.58
1,225,752	UMB MONEY MARKET FIDUCIARY	1,225,752
		1,225,752	8.58
TOTAL SHORT TERM INVESTMENTS (Cost: $1,225,752)		1,225,752	8.58

TOTAL INVESTMENTS (Cost: $13,247,678)		14,370,385	100.63

OTHER ASSETS LESS LIABILITIES		(90,433)	(0.63)

TOTAL NET ASSETS		14,279,952	100.00

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Statement of Investments

as of March 31, 2007 (unaudited)

Pacific Advisors Small Cap Fund

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			13.09
APPAREL - RETAIL
145,000	ASHWORTH, INC. *	1,097,650
		1,097,650	1.05
AUTO PARTS & EQUIP
276,200	AMERIGON INC. *	3,438,690
200,000	NOBLE INTERNATIONAL LIMITED	3,356,000
		6,794,690	6.50
HOME FURNISHINGS
130,000	CRAFTMADE INTERNATIONAL INC.	1,961,700
		1,961,700	1.87
SPECIALTY STORES
155,000	CONNS INC. *	3,836,250
		3,836,250	3.67
CONSUMER STAPLES			3.55
PERSONAL PRODUCTS
63,000	CHATTEM INC. *	3,713,220
		3,713,220	3.55
ENERGY			25.28
OIL & GAS DRILLING
300,000	INFINITY ENERGY RESOURCES INC *	1,017,000
170,000	TOREADOR RESOURCES CORP. *	3,085,500
		4,102,500	3.92
OIL & GAS EQUIP/SERV
176,000	HORNBECK OFFSHORE SERVICES, INC. *	5,042,400
154,000	MATRIX SERVICE COMPANY *	3,115,420
240,000	MITCHAM INDUSTRIES INC. *	3,516,000
		11,673,820	11.16
OIL & GAS EXPLR/PROD
65,000	CHESAPEAKE ENERGY CORP.	2,007,200
70,000	DENBURY RES. INC. *	2,085,300
260,000	QUEST RESOURCE INC. *	2,384,200
		6,476,700	6.19
OIL&GAS REF/MKT/TRAN
120,000	KIRBY CORP *	4,197,600
		4,197,600	4.01
FINANCIALS			9.55
REGIONAL BANKS
74,000	EAST WEST BANCORP, INC.	2,720,980
190,000	NARA BANK NATIONAL ASSOC.	3,326,900
		6,047,880	5.78
SPECIALIZED FINANCE
150,000	EZCORP INC. *	2,209,500
78,000	FIRST CASH FINANCIAL SERVICES, INC. *	1,737,840
		3,947,340	3.77
HEALTH CARE			5.62
MANAGED HEALTH CARE
296,000	AMERICA SVC GROUP *	4,934,320
185,000	UNITED AMERICAN HEALTH CARE *	939,800
		5,874,120	5.62

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
INDUSTRIALS			26.80
BUILDING PRODUCTS
115,000	APOGEE ENTERPRISES, INC.	2,304,600
		2,304,600	2.20
DIVERSIFIED COML SRV
380,000	DARLING INTERNATIONA INC. *	2,470,000
150,000	MOBILE MINI INC. *	4,017,000
62,000	TEAM INC *	2,365,300
56,500	XANSER CORP *	310,750
		9,163,050	8.76
ENVIRONMENTAL SERVICE
225,000	AMERICAN ECOLOGY CORPORATION	4,322,250
150,000	TETRA TECH INC *	2,859,000
		7,181,250	6.86
RAILROADS & TRUCKING
160,000	FROZEN FOOD EXPRESS INDUSTRIES INC.	1,331,200
164,000	SAIA INC. *	3,895,000
110,000	US XPRESS ENTERPRISE *	1,898,600
116,000	VITRAN CORPORATION, INC. *	2,279,400
		9,404,200	8.98
INFORMATION TECHNOLOGY			7.88
APPLICATION SOFTWARE
480,000	INTERVOICE INC *	3,187,200
		3,187,200	3.05
COMPUTER STORAGE/PER
600,000	ADAPTEC INC. *	2,322,000
		2,322,000	2.22
SYSTEMS: SOFTWARE
215,000	TYLER TECHNOLOGIES *	2,730,500
		2,730,500	2.61
MATERIALS			8.72
SPECIALTY CHEMICALS
275,000	TERRA INDUSTRIES INC *	4,812,500
		4,812,500	4.60
STEEL
138,000	COMMERCIAL METALS CO	4,326,300
		4,326,300	4.12
TELECOMMUNICATION SERVICES			3.00
INTG TELECOMM SRVCS
280,000	PREMIER GLOBAL *	3,141,600
		3,141,600	3.00
TOTAL COMMON STOCK (Cost: $87,901,641)		108,296,670	103.49

TOTAL INVESTMENTS (Cost: $87,901,641)		108,296,670	103.49

OTHER ASSETS LESS LIABILITIES		(3,651,421)	(3.49)

TOTAL NET ASSETS		104,645,249	100.00

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Item 2.                 Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act  (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
George A. Henning
Chairman, Pacific Advisors Fund Inc.

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
George A. Henning
Chief Executive Officer

Date:	May 30, 2007

By:	/s/ Barbara A. Kelley
Barbara A. Kelley
Chief Financial Officer

Date:	May 30, 2007